Shareholder Report, Average Annual Return (Details)	12 Months Ended
May 31, 2025
C000236518_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%
C000236518_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%
C000236518_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.32%
C000236518_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.04%
C000236518_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%
C000236518_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%